Significant capital and funding transactions (Tables)	6 Months Ended
Apr. 30, 2024
Text Block [Abstract]
Summary of Common Shares Issued

	For the three months ended
	April 30, 2024		April 30, 2023
(Millions of Canadian dollars, except number of shares)	Number of shares (thousands)	Amount	Number of shares (thousands)	Amount
Issued in connection with share-based compensation plans (1)	228	$22	235	$21
Issued in connection with dividend reinvestment plan (2)	5,715	740	4,604	621
	5,943	$762	4,839	$642

	For the six months ended
	April 30, 2024		April 30, 2023
(Millions of Canadian dollars, except number of shares)	Number of shares (thousands)	Amount	Number of shares (thousands)	Amount
Issued in connection with share-based compensation plans (1)	628	$60	504	$45
Issued in connection with dividend reinvestment plan (2)	11,850	1,460	4,604	621
	12,478	$1,520	5,108	$666

(1)	Amounts include cash received for stock options exercised during the period and the fair value adjustment to stock options.
(2)	The requirements of our dividend reinvestment plan (DRIP) are satisfied through either open market share purchases or shares issued from treasury. During the three and six months ended April 30, 2024 our DRIP requirements were satisfied through shares issued from treasury. During the three months ended April 30, 2023 our DRIP requirements were satisfied through shares issued from treasury. During the three months ended January 31, 2023 our DRIP requirements were satisfied through open market share purchases.